Fair value measurements	12 Months Ended
Dec. 31, 2017
Fair Value Measurement [Abstract]
Fair value measurements
Fair value measurement
Assets and liabilities that are measured at fair value on a recurring basis
The following table shows the fair value hierarchy for financial assets and liabilities that are measured at fair value on a recurring basis:

		At December 31
		2017				2016
	Note	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
		(€ million)
Debt securities and equity instruments measured at fair value through other comprehensive income	13	€3	€24	€—	€27	€159	€18	€12	€189
Debt securities and equity instruments measured at fair value through profit or loss	13	275	—	2	277	312	—	—	312
Collateral deposits	13	61	—	—	61	68	—	—	68
Derivative financial assets	16	—	254	30	284	—	458	21	479
Cash and cash equivalents	17	10,800	1,838	—	12,638	15,790	1,528	—	17,318
Total Assets		€11,139	€2,116	€32	€13,287	€16,329	€2,004	€33	€18,366
Derivative financial liabilities	16	—	138	1	139	—	695	2	697
Total Liabilities		€—	€138	€1	€139	€—	€695	€2	€697

In 2017, there were no transfers between Levels in the fair value hierarchy. For assets and liabilities recognized in the financial statements at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization at the end of each reporting period.
The fair value of derivative financial assets and liabilities is measured by taking into consideration market parameters at the balance sheet date and using valuation techniques widely accepted in the financial business environment. In particular:

•	the fair value of forward contracts and currency swaps is determined by taking the prevailing exchange rates and interest rates at the balance sheet date;

•	the fair value of interest rate swaps and forward rate agreements is determined by taking the prevailing interest rates at the balance sheet date and using the discounted expected cash flow method;

•	the fair value of combined interest rate and currency swaps is determined using the exchange and interest rates prevailing at the balance sheet date and the discounted expected cash flow method; and

•
the fair value of swaps and options hedging commodity price risk is determined by using suitable valuation techniques and taking market parameters at the balance sheet date (in particular, underlying prices, interest rates and volatility rates).

The carrying value of Cash and cash equivalents (Note 17, Cash and cash equivalents) usually approximates fair value due to the short maturity of these instruments. The fair value of money market funds is also based on available market quotations. Where appropriate, the fair value of cash equivalents is determined with discounted expected cash flow techniques using observable market yields (categorized as Level 2).
The following table provides a reconciliation of the changes in items measured at fair value and categorized within Level 3:

	Securities	Derivative financial assets/(liabilities)
	(€ million)
At January 1, 2016	€12	€(35)
Gains/(Losses) recognized in Consolidated Income Statement	—	(31)
Gains/(Losses) recognized in Other comprehensive income	—	62
Issues/Settlements	—	23
At December 31, 2016	12	19
Gains/(Losses) recognized in Consolidated Income Statement	(10)	27
Gains/(Losses) recognized in Other comprehensive income	—	18
Issues/Settlements	—	(35)
At December 31, 2017	€2	€29

The gains/(losses) included in the Consolidated Income Statements were recognized within Cost of revenues. Of the total gains/(losses) recognized in Other comprehensive income, €20 million was recognized within Cash flow reserves and €2 million was recognized within Currency translation differences.
Assets and liabilities not measured at fair value on recurring basis
The carrying value for current receivables and payables is a reasonable approximation of the fair value as the present value of future cash flows does not differ significantly from the carrying amount.
The following table provides the carrying amount and fair value for financial assets and liabilities not measured at fair value on a recurring basis:

		At December 31
		2017		2016
	Note	Carrying amount	Fair Value	Carrying amount	Fair Value
		(€ million)
Dealer financing		€2,295	€2,295	€2,115	€2,115
Retail financing		420	405	286	285
Finance lease		4	4	6	6
Other receivables from financing activities		421	421	171	171
Total Receivables from financing activities	15	€3,140	€3,125	€2,578	€2,577

Asset backed financing		€357	€357	€410	€410
Notes		9,626	10,365	12,351	13,164
Other debt		7,988	8,001	11,287	11,311
Total Debt	21	€17,971	€18,723	€24,048	€24,885

The fair value of Receivables from financing activities, which are categorized within Level 3 of the fair value hierarchy, has been estimated with discounted cash flows models. The most significant inputs used for this measurement are market discount rates that reflect conditions applied in various reference markets on receivables with similar characteristics, adjusted in order to take into account the credit risk of the counterparties.
Notes that are traded in active markets for which close or last trade pricing is available are classified within Level 1 of the fair value hierarchy. Notes for which such prices are not available are valued at the last available price or based on quotes received from independent pricing services or from dealers who trade in such securities and are categorized as Level 2. At December 31, 2017, €10,358 million and €7 million of notes were classified within Level 1 and Level 2, respectively. At December 31, 2016, €13,157 million and €7 million of notes were classified within Level 1 and Level 2, respectively.
The fair value of Other debt included in Level 2 of the fair value hierarchy has been estimated using discounted cash flow models. The main inputs used are year-end market interest rates, adjusted for market expectations of the Group’s non-performance risk implied in quoted prices of traded securities issued by the Group and existing credit derivatives on Group liabilities. The fair value of Other debt that requires significant adjustments using unobservable inputs is categorized within Level 3 of the fair value hierarchy. At December 31, 2017, €6,796 million and €1,205 million of Other Debt was classified within Level 2 and Level 3, respectively. At December 31, 2016, €9,424 million and €1,887 million of Other Debt was classified within Level 2 and Level 3, respectively.